RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 70,469	$ 75,680	$ 141,812	$ 168,174	$ 311,600	$ 422,077	$ 383,432
Cost of Revenue [Abstract]
Cost of Goods and Services Sold	41,201	42,944	86,410	99,798	186,711	278,813	225,792
Gross Profit, Total	29,268	32,736	55,402	68,376	124,889	143,264	157,640
Operating Expenses [Abstract]
Selling and Marketing Expense	13,578	15,717	26,872	31,557	60,893	66,034	62,957
General and Administrative Expense	13,977	10,241	35,043	22,940	51,547	47,752	45,256
Research and Development Expense	8,264	9,152	16,572	20,065	38,046	44,555	51,812
Restructuring Charges	383	1,338	1,574	2,667	3,280	1,605	850
Operating Expenses, Total	36,202	36,448	80,061	77,229	153,766	159,946	160,875
Operating Income (Loss), Total	(6,934)	(3,712)	(24,659)	(8,853)	(28,877)	(16,682)	(3,235)
Other Nonoperating Income (Expense)	(1,334)	367	(1,375)	(630)	(1,746)	1,956	(251)
Interest Expense, Nonoperating	(6,131)	(3,855)	(9,921)	(7,055)	(15,089)	(10,560)	(11,888)
Fair Value Adjustment of Warrants	3,550	4,402	5,216	5,128	5,137	10,250	60,030
Gain (Loss) on Extinguishment of Debt	(2,308)	0	(3,003)	0	0	(1,392)	(4,960)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	(13,157)	(2,798)	(33,742)	(11,410)	(40,575)	(16,428)	39,696
Income Tax Expense (Benefit)	370	533	605	1,063	711	1,940	1,341
Net Income (Loss) Attributable to Parent, Total	$ (13,527)	$ (3,331)	$ (34,347)	$ (12,473)	(41,286)	(18,368)	38,355
Deemed Dividend						0
Net Income (Loss) Available to Common Stockholders, Basic					(41,286)	(18,368)	38,355
Net Income (Loss) Available to Common Stockholders, Diluted					$ (41,286)	$ (25,691)	$ (21,398)
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ (2.82)	$ (0.70)	$ (7.17)	$ (2.64)	$ (8.68)	$ (4.07)	$ 13.03
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ (2.82)	$ (0.70)	$ (7.17)	$ (2.64)	$ (8.68)	$ (5.64)	$ (6.48)
Weighted average shares - basic (in shares)	4,792,000	4,751,000	4,792,000	4,717,000	4,754,000	4,517,000	2,944,000
Weighted average shares - diluted (in shares)	4,792,000	4,751,000	4,792,000	4,717,000	4,754,000	4,559,000	3,301,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ 659	$ (720)	$ 801	$ (471)	$ (612)	$ (158)	$ (567)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	(12,868)	(4,051)	(33,546)	(12,944)	(41,898)	(18,526)	37,788
Product [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	36,785	42,947	77,779	101,522	174,879	274,854	230,814
Cost of Revenue [Abstract]
Cost of Goods and Services Sold	29,774	30,719	62,330	75,170	136,419	220,031	169,780
Service And Subscriptions [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	31,321	30,505	58,768	61,458	126,590	133,518	137,241
Cost of Revenue [Abstract]
Cost of Goods and Services Sold	11,427	12,225	24,080	24,628	50,292	58,782	56,012
Royalty [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,363	$ 2,228	$ 5,265	$ 5,194	$ 10,131	13,705	15,377
Previously Reported [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						412,752	372,827
Cost of Revenue [Abstract]
Cost of Goods and Services Sold						278,813	225,792
Gross Profit, Total						133,939	147,035
Operating Expenses [Abstract]
Selling and Marketing Expense						66,034	62,957
General and Administrative Expense						47,752	45,256
Research and Development Expense						44,555	51,812
Restructuring Charges						1,605	850
Operating Expenses, Total						159,946	160,875
Operating Income (Loss), Total						(26,007)	(13,840)
Other Nonoperating Income (Expense)						1,956	(251)
Interest Expense, Nonoperating						(10,560)	(11,888)
Fair Value Adjustment of Warrants						0	0
Gain (Loss) on Extinguishment of Debt						(1,392)	(4,960)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total						(36,003)	(30,939)
Income Tax Expense (Benefit)						1,940	1,341
Net Income (Loss) Attributable to Parent, Total						(37,943)	$ (32,280)
Deemed Dividend						(389)
Net Income (Loss) Available to Common Stockholders, Basic						$ (38,332)
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)						$ (8.49)	$ (10.96)
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)						$ (8.49)	$ (10.96)
Weighted average shares - basic (in shares)						4,517,000	2,944,000
Weighted average shares - diluted (in shares)						4,517,000	2,944,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent						$ (158)	$ (567)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total						(38,101)	(32,847)
Previously Reported [Member] | Product [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						266,537	223,761
Cost of Revenue [Abstract]
Cost of Goods and Services Sold						220,031	169,780
Previously Reported [Member] | Service And Subscriptions [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						132,510	133,689
Cost of Revenue [Abstract]
Cost of Goods and Services Sold						58,782	56,012
Previously Reported [Member] | Royalty [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						13,705	15,377
Revision of Prior Period, Adjustment [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						9,325	10,605
Cost of Revenue [Abstract]
Cost of Goods and Services Sold						0	0
Gross Profit, Total						9,325	10,605
Operating Expenses [Abstract]
Selling and Marketing Expense						0	0
General and Administrative Expense						0	0
Research and Development Expense						0	0
Restructuring Charges						0	0
Operating Expenses, Total						0	0
Operating Income (Loss), Total						9,325	10,605
Other Nonoperating Income (Expense)						0	0
Interest Expense, Nonoperating						0	0
Fair Value Adjustment of Warrants						10,250	60,030
Gain (Loss) on Extinguishment of Debt						0	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total						19,575	70,635
Income Tax Expense (Benefit)						0	0
Net Income (Loss) Attributable to Parent, Total						19,575	$ 70,635
Deemed Dividend						389
Net Income (Loss) Available to Common Stockholders, Basic						$ 19,964
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)						$ 4.42	$ 23.99
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)						$ 2.85	$ 4.48
Weighted average shares - basic (in shares)						4,517,000	2,944,000
Weighted average shares - diluted (in shares)						4,559,000	3,301,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent						$ 0	$ 0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total						19,575	70,635
Revision of Prior Period, Adjustment [Member] | Product [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						8,317	7,053
Cost of Revenue [Abstract]
Cost of Goods and Services Sold						0	0
Revision of Prior Period, Adjustment [Member] | Service And Subscriptions [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						1,008	3,552
Cost of Revenue [Abstract]
Cost of Goods and Services Sold						0	0
Revision of Prior Period, Adjustment [Member] | Royalty [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax						$ 0	$ 0